Goodwill	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about goodwill [Abstract]
Goodwill	Goodwill
Goodwill acquired through business combinations has been allocated to groups of CGUs that are expected to benefit from the synergies of the acquisitions. Goodwill by segments is as follows:

As at Dec. 31	2022	2021
Hydro	258	258
Wind and Solar	176	175
Energy Marketing	30	30
Total goodwill	464	463
For the purposes of the 2022 goodwill impairment review, the Company determined the recoverable amounts of the Hydro, Wind and Solar and Energy Marketing segments by calculating the fair value less costs of disposal using discounted cash flow projections based on the Company's long-range forecasts for the period extending to the last planned asset retirement in 2072. The resulting fair value measurement is categorized within Level III of the fair value hierarchy. No impairment of goodwill arose for any segment.
The key assumptions impacting the determination of fair value for the Hydro, Wind and Solar and Energy Marketing segments are the following:
•Discount rates used for the goodwill impairment calculation in 2022 for the Hydro, Wind and Solar, and Energy Marketing segments ranged from 5.9 per cent to 8.2 per cent (2021 – 5.0 per cent to 6.4 per cent).
•Forecasts of electricity production for each facility are determined taking into consideration contracts for the sale of electricity, historical production, regional supply-demand balances and capital maintenance and expansion plans.
•Forecasted sales prices for each facility are determined by taking into consideration contract prices for facilities subject to long- or short-term contracts, forward price curves for merchant plants and regional supply-demand balances. Where forward price curves are not available for the duration of the facility’s useful life, prices are determined by extrapolation techniques using historical industry and company-specific data. Merchant electricity prices used in these 2022 models ranged between $28 to $233 per MWh during the forecast period (2021 – $17 to $136 per MWh).